Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deposits from banks [Line Items]
Non-interest bearing	€ 400	€ 891
Interest bearing	56,232	84,201
Deposits from banks	56,632	85,092	€ 78,098
Netherlands
Disclosure of deposits from banks [Line Items]
Non-interest bearing	86	570
Interest bearing	32,858	51,893
Deposits from banks	32,943	52,463
Rest of the world
Disclosure of deposits from banks [Line Items]
Non-interest bearing	315	321
Interest bearing	23,374	32,307
Deposits from banks	€ 23,689	€ 32,629